Summary of Significant Accounting Policies (Tables)	6 Months Ended
Sep. 30, 2019
Accounting Policies [Abstract]
Schedule of useful life of property, plant and equipment
Asset category	Residual value rate	Useful live

Machinery	5%	10 years

Electric equipment	5%	3~5 years

Office equipment	5%	5 years

Vehicles	5%	4 years

Leasehold improvement cost	5%	3~10 years